VIE Long-term Debt Issued by Securitization and Permanent Financing trusts, at Fair Market Value (Tables) (Predecessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Predecessor
Summary of securitization SPE transactions
2012-1
(bond proceeds in $ millions)
Issue date	3/16/2012
Bond proceeds	$232.4
Receivables securitized	4,476
Deal discount rate	4.62%
Retained interest %	6.75%
Class allocation (Moody’s)
Aaa	85.00%
Baa2	8.25%

2012-2
(bond proceeds in $ millions)
Issue date	7/25/2012
Bond proceeds	$158.0
Receivables securitized	3,016
Deal discount rate	4.27%
Retained interest %	6.75%
Class allocation (Moody’s)
Aaa	85.00%
Baa2	8.25%

2013-1
(bond proceeds in $ millions)
Issue date	3/20/2013
Bond proceeds	$216.5
Receivables securitized	2,425
Deal discount rate	3.65%
Retained interest %	6.75%
Class allocation (Moody’s)
Aaa	85.25%
Baa2	8.00%

2013-2
(bond proceeds in $ millions)
Issue date	7/30/2013
Bond proceeds	$174.6
Receivables securitized	3,410
Deal discount rate	4.49%
Retained interest %	6.75%
Class allocation (Moody’s)
Aaa	85.25%
Baa2	8.00%

During the year ended December 31, 2011, the Company completed two asset securitization transactions that were registered according to Rule 144A. The following table summarizes these securitization SPE transactions:

	2011-2	2011-1
	(bond proceeds in $ millions)
Issue date	12/8/2011	6/15/2011
Bond proceeds	$189.2	$247.3
Receivables securitized	3,799	5,241
Deal discount rate	5.27%	4.97%
Retained interest %	7.10%	6.75%
Class allocation (Moody’s)
Aaa	85.25%	85.25%
Baa2	7.65%	8.00%

During the year ended December 31, 2012, the Company completed three asset securitization transactions that were registered according to Rule 144A. The following table summarizes these securitization SPE transactions:

	2012-3	2012-2	2012-1
	(bond proceeds in $ millions)
Issue date	11/19/2012	7/25/2012	3/16/2012
Bond proceeds	$200.2	$158.0	$232.4
Receivables securitized	3,946	3,016	4,476
Deal discount rate	3.77%	4.27%	4.62%
Retained interest %	6.75%	6.75%	6.75%
Class allocation (Moody’s)
Aaa	85.25%	85.00%	85.00%
Baa2	8.00%	8.25%	8.25%

Summary of notes issued by securitization and permanent financing trusts
	Outstanding Principal at	Outstanding Principal at	Fair Value at	Fair Value at
	December 31, 2012	September 30, 2013	December 31, 2012	September 30, 2013
Securitization trusts	$2,693,597	$2,913,160	$2,892,466	$3,095,261
Permanent financing VIEs	319,382	320,609	337,125	342,600
Total	$3,012,979	$3,233,769	$3,229,591	$3,437,861